SEGMENTS	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENTS	SEGMENTS
Accounting for the anticipated exit from the Fresh Vegetables division, Dole has the following three reportable segments, which align with the manner in which the business is managed: Fresh Fruit, Diversified Fresh Produce – EMEA and Diversified Fresh Produce – Americas & ROW. The Company’s reportable segments are based on (i) financial information reviewed by the Chief Operating Decision Maker (“CODM”), defined as the Chief Executive Officer (“CEO”) and Chief Operating Officer (“COO”), (ii) internal management and related reporting structures and (iii) the basis upon which the CODM assesses performance and allocates resources.
Fresh Fruit: The Fresh Fruit reportable segment primarily sells bananas and pineapples which are sourced from local growers or Dole-owned and leased farms, predominately located in Latin America, and sold throughout North America, Europe, Latin America and Asia. This segment also operates a commercial cargo business, which offers available capacity to transport third party cargo on company-owned vessels that are primarily used internally for transporting bananas and pineapples between Latin America, North America and Europe.
Diversified Fresh Produce – EMEA: The Diversified Fresh Produce – EMEA reportable segment includes Dole’s Irish, Dutch, Spanish, Portuguese, French, Italian, U.K., Swedish, Danish, South African, Czech, Slovakian, Polish and Brazilian businesses, the majority of which sell a variety of imported and local fresh fruits and vegetables through retail, wholesale and, in some instances, food service channels across the European marketplace.
Diversified Fresh Produce – Americas & ROW: The Diversified Fresh Produce – Americas & ROW reportable segment includes Dole’s U.S., Canadian, Chilean, Peruvian, Mexican, Argentinian and Indian businesses, all of which market globally and locally-sourced fresh produce from third-party growers or Dole-owned farms through retail, wholesale and food service channels globally.
Prior to the acquisition of Legacy Dole, Total Produce considered its 45.0% share in Legacy Dole to be a reportable segment. As such, operating results prior to the Acquisition Date related to Total Produce’s share in Legacy Dole are separately reported.
Segment performance is evaluated based on a variety of factors, of which revenue and adjusted earnings before interest expense, income taxes and depreciation and amortization (“Adjusted EBITDA”) are the financial measures regularly reviewed by the CODM. Management does not use assets by segment to evaluate performance or allocate resources. Therefore, assets by segment are not disclosed.
All transactions between reportable segments are eliminated in consolidation. Segment results for the years ended December 31, 2023, December 31, 2022 and December 31, 2021 have been updated to remove the discontinued operations of the Fresh Vegetables division, and corporate costs previously allocated to the Fresh Vegetables reportable segment have been reallocated to the remaining reportable segments.
Adjusted EBITDA is reconciled below to net income by (1) subtracting the loss from discontinued operations, net of income taxes; (2) subtracting the income tax expense or adding the income tax benefit; (3) subtracting interest expense; (4) subtracting depreciation charges; (5) subtracting amortization charges on intangible assets; (6) subtracting mark to market losses or adding mark to market gains related to unrealized impacts from derivative instruments and foreign currency denominated borrowings, realized impacts on noncash settled foreign currency denominated borrowings, net foreign currency impacts on liquidated entities and fair value movements on contingent consideration; (7) other items which are separately stated based on materiality, which, during the years ended December 31, 2023, December 31, 2022 and December 31, 2021, included adding or subtracting asset write-downs from extraordinary events, net of insurance proceeds, adding the gain or subtracting the loss on the disposal of business interests, subtracting the incremental costs from the fair value uplift for biological assets related to the acquisition of Legacy Dole, adding the gain or subtracting the loss on the sale of investments accounted for under the equity method, adding the gain or subtracting the loss on asset sales for assets held for sale and actively marketed property, subtracting restructuring charges and costs for legal matters not in the ordinary course of business, subtracting charges for impairment of property, plant and equipment and subtracting costs incurred for the cyber-related incident; and (8) the Company’s share of these items from equity method investments.
The following table provides revenue and Adjusted EBITDA by reportable segment:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

Revenue:	(U.S. Dollars in thousands)
Fresh Fruit	$3,135,866	$3,047,149	$1,133,038
Diversified Fresh Produce – EMEA	3,432,945	3,152,561	3,383,009
Diversified Fresh Produce – Americas & ROW	1,800,168	1,965,667	1,465,025
Total segment revenue	8,368,979	8,165,377	5,981,072
Intersegment revenue	(123,711)	(140,974)	(37,333)
Total consolidated revenue, net	$8,245,268	$8,024,403	$5,943,739

Segment Adjusted EBITDA:
Fresh Fruit	$208,930	$205,547	$24,830
Diversified Fresh Produce – EMEA	133,570	111,053	126,871
Diversified Fresh Produce – Americas & ROW	42,618	43,796	41,580
Legacy Dole	—	—	93,353
Adjustments:
Income tax (expense) benefit	(43,591)	25,603	10,980
Interest expense	(81,113)	(56,371)	(24,992)
Depreciation	(93,970)	(98,703)	(54,064)
Amortization of intangible assets	(10,198)	(10,893)	(11,404)
Merger, transaction and other related costs	—	—	(30,072)
Mark to market (losses) gains	(2,524)	(3,049)	3,160
Gain on asset sales	52,495	10,316	—
Incremental charges on biological assets and inventory related to acquisition of Legacy Dole	—	(41,145)	(66,492)
Cyber-related incident	(5,321)	—	—
Other items	(2,918)	231	959
Items in equity method earnings:
Dole’s share of depreciation	(7,224)	(8,073)	(30,390)
Dole’s share of amortization	(2,513)	(2,542)	(3,218)
Dole’s share of income tax expense	(5,826)	(5,623)	(27,297)
Dole’s share of interest expense	(5,348)	(1,731)	(18,282)
Dole’s share of other items	460	(186)	2,039
Income from continuing operations	177,527	168,230	37,561
Loss from discontinued operations, net of income taxes	(21,818)	(56,447)	(20,568)
Net income	$155,709	$111,783	$16,993
Country of Domicile and Geographic Disclosures
The Company is headquartered and domiciled in Ireland. Revenue by geographic location based on the end customer for the years ended December 31, 2023, December 31, 2022 and December 31, 2021 was as follows:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

	(U.S. Dollars in thousands)
United States	$3,189,105	$3,272,943	$1,831,591
U.K.	858,652	782,497	796,474
Spain	659,072	615,417	637,123
Sweden	598,801	574,682	613,911
Ireland	445,395	394,981	416,410
Other	2,494,243	2,383,883	1,648,230
Total revenue, net	$8,245,268	$8,024,403	$5,943,739
Long-lived assets are comprised of property, plant and equipment, net. Long-lived assets by geographic location as of December 31, 2023 and December 31, 2022 were as follows:

	December 31, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Costa Rica	$252,287	$261,793
Vessels and containers on-the-water or in-transit	191,561	207,621
United States	145,329	155,700
Honduras	106,061	108,993
Chile	102,145	94,150
Ecuador	86,680	85,200
U.K.	42,637	35,256
Czech Republic	34,051	30,913
Sweden	31,218	28,189
Spain	25,344	24,089
Denmark	24,676	24,266
Ireland	23,894	23,174
Other	36,351	36,780
Total long-lived assets	$1,102,234	$1,116,124